Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related party loan activity
The executive officers and directors of the Company enter into loan transactions with the Bank in the ordinary course of business.  The terms of these transactions are similar to the terms provided to other borrowers entering into similar loan transactions.  Executive officers and directors make deposits in the Bank, and invest in uninsured non-deposit investment products.  They receive the same rates and terms on insured deposit accounts and securities sold under agreements to repurchase as other customers with similar accounts.

	2012	2011	2010
Related party loan activity
Beginning balance	$22,319,996	$21,223,174	$22,602,554
Advances	8,303,049	4,361,180	4,838,578
	30,623,045	25,584,354	27,441,132
Repayments	13,658,741	3,264,358	6,217,958
Other decreases	343,402	-	-
Ending balance	$16,620,902	$22,319,996	$21,223,174

Unfunded loan commitments	$5,050,899	$2,526,913	$1,492,448

Deposit and non-deposit investment balances	$7,789,024	$5,712,748	$5,304,025